UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: 0002033147

Invitation Homes 2024-SFR1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): not applicable
Central Index Key Number of underwriter (if applicable): not applicable

Liuba Baban, Javelin Asset Receiving Limited Partnership, 972-421-3573
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240, 15Ga-2) are attached as Exhibits to this Form ABS-15G

Exhibits

Exhibit Number`	Description
99.1	Certification of Services Performed, dated August 5, 2024, of Radian Real Estate Management LLC
99.2	Certification of Services Performed, dated July 29, 2024, of SingleSource Diligence Solutions, LLC
99.3	HOA Discrepancy Review, dated August 1, 2024, of OS National LLC
99.4	Agreed-upon Procedures Report, dated August 8, 2024 of PricewaterhouseCoopers LLP

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Javelin Asset Receiving Limited Partnership, (Depositor)

By: Javelin Asset Receiving G.P. LLC, its general partner

Date: August 9, 2024

By: /s/ Liuba Baban

Name: Liuba Baban

Title: SVP, Chief Compliance Officer

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